Convertible Notes Payables	12 Months Ended
Dec. 31, 2025
Convertible Notes Payables [Abstract]
Convertible Notes Payables

Note 12. Convertible Notes Payables

During the year ended December 31, 2023, the Company issued a series of Convertible Loan Notes (“Notes”) in an aggregate principal amount of $1,489,200 to various individual investors with identical terms. None of the Notes were converted into ordinary shares of the Company.

Pursuant to the terms of the Note agreements, these Notes will mature in 12 to 18 months from the respective funding dates and bear interest at a rate of 10% per annum, to be accrued and payable at maturity. The Company is obligated to redeem the Notes in cash at the principal amount together with all accrued interest in the absence of a public listing or conversion into shares.

On October 19, 2023, the Note holders entered into lock-up agreements to agree that their Notes would be converted after 180 days from the closing of the Company’s initial public offering (the “Lock-Up Period”), with an anticipated conversion date of April 17, 2024. On November 27, 2023, the Note holders entered into a subsequent agreement with the Company to waive the conversion rights, and the Notes were modified to require full cash settlement with interest at 10% per annum. Settlement was to occur (a) six (6) months from October 19, 2023, and (b) in such manner as agreed between the parties on or prior to the settlement date.

On June 13, 2024, the Company issued a convertible note with a principal amount of $2,400,000 in exchange for cash proceeds of $2,000,000.

On July 11, 2024, a portion of the note with a principal amount of $900,000 was converted into ordinary shares.

During the year ended December 31, 2025, the Company reduced the outstanding balance of the convertible note through (i) cash repayment of $300,000 and (ii) conversion of a principal amount of $554,250 into ordinary shares. The remaining outstanding balance of $645,750 was fully repaid on June 3, 2025.

As of December 31, 2025 and 2024, the carrying amount of convertible notes payable was $529,768 and $1,525,220, respectively.

During the years ended December 31, 2025 and 2024, convertible notes with principal amounts of approximately $554,250 and $900,000, respectively, were converted into ordinary shares.

The corresponding carrying amounts of the convertible notes at the dates of conversion were approximately $678,312 and $1,300,000, respectively. These non-cash conversions are presented in the supplemental disclosure of non-cash financing activities in the consolidated statements of cash flows.

The difference between the principal amounts and the carrying amounts is primarily attributable to the amortization of debt discount and accrued interest recognized prior to conversion. These amounts are consistent with the movements presented in the consolidated statements of changes in shareholders’ equity.